UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund

The fund's portfolio
8/31/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
MUNICIPAL BONDS AND NOTES (95.5%)(a)
		Principal amount	Value

Alabama (0.9%)

Jefferson, Cnty. Rev. Bonds (Warrents), 5.00%, 9/15/29	AA	$100,000	$119,853

			119,853
Arizona (2.8%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	50,000	51,681

Glendale, Excise Tax Rev. Bonds, 5.00%, 7/1/26(FWC)	AA	100,000	121,179

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.25%, 5/15/21	A	75,000	84,803

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/24	A/F	100,000	112,067

			369,730
California (13.6%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 5.00%, 7/1/22	BBB+/F	50,000	57,829

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/24	A3	25,000	29,866
5.00%, 10/1/21	A3	25,000	28,794

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area Sub. Toll Bridge), Ser. S-7
4.00%, 4/1/33	AA-	100,000	109,220
4.00%, 4/1/31	AA-	100,000	110,719

CA State Dept. of Wtr. Resources FRN Mandatory Put Bonds (12/1/20) (Central Valley Wtr. Syst.), Ser. AU, 1.01%, 12/1/35	AAA	100,000	100,000

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), 1.90%, 4/1/28	Aa3	100,000	101,740

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Kaiser Permanente), Ser. A, 5.00%, 4/1/42	AA-	150,000	169,836

Foothill-De Anza, Cmnty. College Dist. COP, 5.00%, 4/1/33	AA+	100,000	117,237

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/33	A1	150,000	175,994

Inglewood, Redev. Agcy. Successor Tax Allocation Bonds (Merged Redev.), Ser. A, BAM, 5.00%, 5/1/31	AA	100,000	118,306

Los Angeles Cnty., Redev. Auth. Tax Alloc. Bonds (Various Redev. Areas), Ser. D, AGM, 5.00%, 9/1/28	AA	100,000	117,338

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2012), 5.50%, 8/1/23	Aa3	75,000	90,535

Palm Desert, Redev. Agcy. Successor Tax Allocation Bonds, Ser. A, BAM, 5.00%, 10/1/26	AA	100,000	125,240

Turlock, Irrigation Dist. Rev. Bonds, 5.00%, 1/1/23	A+	40,000	45,112

Western CA, Muni. Wtr. Dist. Fac. Auth. FRN Mandatory Put Bonds (10/1/20), Ser. A, 1.50%, 10/1/39	AA+	300,000	303,141

			1,800,907
Colorado (4.5%)

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/22	Baa2	75,000	85,664

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/19	A1	70,000	76,698
5.00%, 11/15/20	A1	30,000	33,559

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21) (Sr. Libor Index), Ser. B, 1.88%, 9/1/39	A3	100,000	101,701

High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	A	100,000	119,066

Park Creek, Metro. Dist. Tax Allocation Bond (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/25	BBB/F	50,000	58,682

U. of CO Hosp. Auth. Mandatory Put Bonds (3/1/22) (UCHA Oblig. Group.), Ser. C-2, 5.00%, 11/15/38	Aa3	100,000	113,993

			589,363
Connecticut (2.7%)

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/3/20) (Yale U.), Ser. A, 1.30%, 7/1/48	VMIG1	250,000	250,533

CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. B2, 2.875%, 9/1/20	BB/F	100,000	100,021

			350,554
Florida (4.1%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A , 5.00%, 10/1/25	A1	100,000	121,174

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp., Inc.), 5.00%, 8/15/18	A3	100,000	103,739

FL State Board of Ed. Lottery Rev. Bonds, Ser. B, 5.00%, 7/1/22	AAA	200,000	208,224

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	100,000	102,899

			536,036
Georgia (1.8%)

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19) (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A3	150,000	150,290

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	35,000	39,231

Main St. Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/21	Baa1	50,000	55,279

			244,800
Illinois (9.8%)

Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	78,713

Chicago, Board of Ed. G.O. Bonds (School Reform), Ser. A, NATL, zero %, 12/1/21	A	100,000	88,888

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.25%, 1/1/27	A2	100,000	114,688
Ser. C, 5.00%, 1/1/23	A	100,000	116,547
Ser. A, 5.00%, 1/1/22	A2	75,000	85,802

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/26	A	50,000	58,058

Chicago, Wtr. Reclamation Dist. G.O. Bonds
Ser. A, 5.00%, 12/1/21	AA+	25,000	28,633
Ser. B, 5.00%, 12/1/21	AA+	75,000	85,899

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	115,900

IL State G.O. Bonds
5.00%, 2/1/26	Baa3	100,000	111,916
5.00%, 7/1/23	Baa3	50,000	55,584
Ser. A, 5.00%, 4/1/21	Baa3	100,000	108,022

IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	114,693
(Riverside Hlth. Syst.), 5.00%, 11/15/22	A+	45,000	52,397

Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5.25%, 6/1/21	A	20,000	22,746
5.25%, 6/1/20	A	50,000	55,191

			1,293,677
Indiana (0.9%)

Whiting, Env. Fac. Mandatory Put Bonds (11/1/22) (BP Products North America, Inc.), 5.00%, 11/1/45	A1	100,000	115,465

			115,465
Kentucky (1.5%)

KY State Econ. Dev. Fin. Auth. Rev. Bonds (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	30,000	32,434

KY State Property & Bldg. Comm. Rev. Bonds (No. 117), Ser. D, 5.00%, 5/1/21	A1	150,000	168,933

			201,367
Maryland (0.7%)

MD Econ. Dev. Corp. Rev. Bonds (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	90,771

			90,771
Massachusetts (0.6%)

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Partners Hlth. Care Syst.), 4.00%, 7/1/19	Aa3	15,000	15,812

MA State Tpk. Auth. Rev. Bonds, Ser. A, FGIC, 5.125%, 1/1/23 (Escrowed to maturity)	Aaa	50,000	58,114

			73,926
Michigan (3.6%)

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	60,000	67,454

MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	A-	100,000	112,116
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/26	Baa1	50,000	58,056

MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/20) (Ascension Hlth.), 1.95%, 11/15/47	VMIG1	75,000	76,438

Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/25	AA-	100,000	121,901

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), Ser. C, 5.00%, 12/1/17	A2	35,000	35,341

			471,306
Minnesota (0.4%)

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	50,000	54,264

			54,264
Missouri (1.6%)

Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds (SoutheastHEALTH Oblig. Group), Ser. A, 5.00%, 3/1/20	Baa3	100,000	107,898

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5.00%, 6/1/19	A+	100,000	106,419

			214,317
Nevada (0.6%)

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	20,000	21,773

Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	50,000	56,822

			78,595
New Jersey (5.9%)

NJ State G.O. Bonds, Ser. Q, 5.00%, 8/15/21	A3	65,000	71,601

NJ State Econ. Dev. Auth. Rev. Bonds
(School Fac. Construction), Ser. K, AMBAC, 5.50%, 12/15/19	Baa1	145,000	156,564
Ser. B, 5.00%, 11/1/26	Baa1	100,000	115,381

NJ State Edl. Fac. Auth. Rev. Bonds (Montclair State U.), Ser. B, 5.00%, 7/1/34	A1	100,000	116,573

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(U. Hosp.), Ser. A, AGM, 5.00%, 7/1/25	AA	100,000	121,130
5.00%, 9/15/23	Baa1	75,000	83,037
(Holy Name Med. Ctr.), 4.50%, 7/1/20	Baa2	25,000	26,904
(Holy Name Med. Ctr.), 4.25%, 7/1/18	Baa2	60,000	61,363

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 5.00%, 6/15/20	Baa1	25,000	26,965

			779,518
New Mexico (0.7%)

Farmington, Poll. Control Mandatory Put Bonds (10/1/21) (Public Svcs. Co. of NM), 1.875%, 4/1/33	BBB+	100,000	100,097

			100,097
New York (7.5%)

Metro. Trans. Auth. Rev. Bonds, Ser. B, 5.00%, 11/15/38	AA-	200,000	228,304

Metro. Trans. Auth. Dedicated Tax Fund FRN Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.24%, 11/1/26	AA	150,000	149,831

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	100,000	107,000

Niagara Area Dev. Corp. Rev. Bonds (Niagra U.), Ser. A, 5.00%, 5/1/18	BBB+	100,000	102,290

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. A-1, 5.00%, 8/1/37	AAA	200,000	234,710

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.), Ser. AA, 3.80%, 5/1/20	Aa2	50,000	53,425

TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	119,420

			994,980
Ohio (3.8%)

Carlisle, Local School Dist. G.O. Bonds (School Impt.), 4.00%, 12/1/31	AA	100,000	107,930

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 4.00%, 1/1/21	BBB	50,000	53,245

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C, 5.00%, 8/15/18	A3	50,000	51,860

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5.00%, 11/15/23	A-	50,000	58,408

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	116,210

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes), Ser. A, 5.00%, 7/1/40	A	100,000	113,485

			501,138
Pennsylvania (7.6%)

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (U. Student Housing, LLC), 3.00%, 8/1/19	Baa3	100,000	100,348

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	112,585

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Baa3	40,000	43,883

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5.10%, 7/1/20	A+	25,000	26,721

Northampton Cnty., Hosp. Auth. Rev. Bonds, Ser. A, 5.00%, 8/15/20	A3	25,000	27,608

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35%, 10/1/23	AA+	100,000	104,947

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), Ser. A, BAM, 5.00%, 6/15/28	AA	50,000	57,412

PA State Tpk. Comm. Rev. Bonds, Ser. B-1, 5.00%, 6/1/29	A3	100,000	118,070

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/23	A+	100,000	116,166

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, AGM, 5.00%, 8/1/22	AA	55,000	60,745

Reading, School Dist. G.O. Bonds, AGM, 5.00%, 3/1/28	AA	150,000	180,792

West Shore Area Auth. Rev. Bonds (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	57,184

			1,006,461
South Carolina (1.6%)

SC State Pub. Svcs. Auth. Rev. Bonds (Santee Cooper), Ser. B, 4.00%, 12/1/19	A1	100,000	105,976

SC State Pub. Svcs. Auth. Rev. Bonds (Santee Cooper), Ser. B, 5.00%, 12/1/38	A1	100,000	111,354

			217,330
Texas (14.3%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Life School of Dallas), Ser. A, PSFG, 5.00%, 8/15/26	AAA	100,000	119,783
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	165,000	180,588

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	75,000	77,454

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	277,938

Cypress- Fairbanks, Mandatory Put Bonds (8/15/19) (Indpt. School Bldg. Dist.), Ser. B-3, PSFG, 4.00%, 2/15/40	Aaa	100,000	105,061

Cypress-Fairbanks, Indpt. School Dist. Mandatory Put Bonds (8/17/20), Ser. B-2, PSFG, 1.40%, 2/15/40	Aaa	200,000	200,402

Dallas, Mandatory Put Bonds (2/15/21) (Indpt. School Dist.), Ser. B-5, PSFG, 5.00%, 2/15/36	Aaa	150,000	168,458

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	200,000	217,280

Houston, Arpt. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/20	BB-	100,000	107,800

Mission, Econ. Dev. Corp. Solid Waste Disp. Mandatory Put Bonds (10/2/17) (Republic Svcs., Inc.), Ser. A, 1.05%, 1/1/20	A-2	100,000	100,006

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	100,000	122,031

San Antonio, Elec. & Gas Syst. Mandatory Put Bonds (12/1/21), Ser. B, 2.00%, 2/1/33(FWC)	AA-	100,000	101,919

TX Private Activity Surface Trans. Corp. Rev. Bonds (LBJ Infrastructure), 7.00%, 6/30/40	Baa3	100,000	113,624

			1,892,344
Vermont (1.1%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr. (UVM)), Ser. A, 5.00%, 12/1/25	A3	125,000	151,125

			151,125
Washington (2.9%)

WA State COP, Ser. A, 5.00%, 7/1/33	Aa2	200,000	238,676

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.93%, 1/1/42	A	100,000	100,642

WA State Hlth. Care Fac. Auth. Rev. Bonds (Swedish Hlth. Svcs.), Ser. A, 4.00%, 11/15/18 (Escrowed to maturity)	AAA/F	40,000	41,500

			380,818
TOTAL INVESTMENTS

Total investments (cost $12,338,974)(b)			$12,628,742

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $13,218,851.
(b)	The aggregate identified cost on a tax basis is $12,338,973, resulting in gross unrealized appreciation and depreciation of $305,288 and $15,519, respectively, or net unrealized appreciation of $289,769.
(FWC)	Forward commitment, in part or in entirety.
	At the close of the reporting period, the fund maintained liquid assets totaling $101,871 to cover the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	17.6%
	Transportation	14.0
	Utilities	12.0
	State debt	11.3
	Local debt	10.8
	Education	10.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$12,628,742	$—

Totals by level	$—	$12,628,742	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017